Taxes (Details)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
PRC statutory income tax rate	25.00%	25.00%
Effect of PRC preferential tax rate	(10.00%)	(10.00%)
Effect of other deductible expenses	(0.50%)	(0.90%)
Total	14.50%	14.10%